NOTES PAYABLE (Details Narrative) - USD ($)	Feb. 10, 2021	May 04, 2020
Loan forgiveness	$ 190,300
Paycheck Protection Program [Member]
Loan received		$ 200,000
Loan forgiveness	$ 200,000